Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill for Company's Reportable Segment
The carrying amount of goodwill for the years ended December 31, 2018 and 2017, for the Company’s reportable segments are as follows:

	Teekay LNG – Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Balance as of December 31, 2017	35,631	8,059	43,690
Balance as of December 31, 2018	35,631	8,059	43,690

Summary of Intangible Assets
As at December 31, 2018, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	193,194	(140,756)	52,438
Customer relationships	22,500	(10,875)	11,625
Off-market in-charter contracts (1)	17,900	(4,190)	13,710
	233,594	(155,821)	77,773
(1)    Represents the off-market in-charter contracts between the Company and Teekay Offshore for two FSO units.

As at December 31, 2017, the Company’s intangible assets consisted of:

	Gross Carrying Amount $	Accumulated Amortization $	Net Carrying Amount $
Customer contracts	193,194	(131,647)	61,547
Customer relationships	22,500	(8,005)	14,495
Off-market in-charter contracts (1)	17,900	(928)	16,972
	233,594	(140,580)	93,014
(1)    Represents the off-market in-charter contracts between the Company and Teekay Offshore for two FSO units.